SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 34	$ (627)	$ (1,827)
Foreign currency translation adjustments	(254)	661	1,200
Realized foreign currency translation adjustments	1,442	0	0
Total accumulated other comprehensive income (loss)	$ 1,222	$ 34	$ (627)